Condensed Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net (loss)	$ (3,646,027)	$ (6,123,983)
Adjustments to reconcile net (loss) to net cash used in operation activities:
Depreciation and amortization	120,886	104,352
Share-based compensation	356,469	1,050,826
Amortization of deferred issuance costs	156,159	0
Change in fair value of warrants and derivative	(318,452)	0
Non-cash interest related to bridge funding	48,954	0
Loss on disposal of furniture and equipment	0	3,792
Interest conversion discount settled in equity	0	1,299,507
Change in assets and liabilities
Accounts receivable	(9,409)	(19,220)
Prepaids and other current assets	34,182	(42,802)
Accounts payable	207,771	(347,026)
Accrued and other liabilities	103,695	59,784
Promissory and convertible notes	32,607	0
Accrued interest on promissory and convertible notes	0	200,712
Net cash (used in) operations	(2,913,165)	(3,814,059)
Cash flows from investing activities
Intangible assets - Patents	(85,603)	(160,622)
Proceeds from sale of furniture	0	1,000
Net cash (used in) investing activities	(85,603)	(159,622)
Cash flows from financing activities
Proceeds from bridge funding	2,000,000	0
IPO/bridge funding issuance costs	(312,588)	(365,060)
Repayment of promissory notes	0	(2,000,000)
Issuance of common stock and warrants related to IPO, net deductions	0	8,552,318
Proceeds from sale of Series A preferred stock	1,000	0
Redemption of Series A Preferred stock	(1,000)	0
Net cash provided by financing activities	1,687,412	6,187,258
Net cash increase (decrease) for period	(1,311,356)	2,213,577
Cash and restricted cash, beginning of period	1,482,806	452,530
Cash and restricted cash, end of period	171,450	2,666,107
Non- cash activities
Dividends accrued on preferred shares	0	415,523
Conversion of preferred stock to common stock	0	25,754,379
Conversion of preferred stock dividends to common stock	0	4,272,421
Conversion of accrued interest on promissory notes to common stock and warrants	0	1,856,438
Issuance of underwriter's warrants related to IPO	0	199,246
Designation of prepaid expenses to IPO issuance costs	0	165,403
Fair value of warrants and derivative related to first tranche bridge funding	742,988	0
Fair value of warrants and derivative related to second tranche bridge funding	153,810	0
Issuance of commitment shares related to bridge funding	175,619	0
Accrued debt issuance costs related to bridge funding	16,225	0
Issuance of warrants related to bridge funding	60,000	0
Original issuance discount (15%) related to bridge funding	$ 300,000	$ 0